ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and expected credit losses

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	573,950	819,999
Less: allowance for expected credit losses	(49,132)	(54,972)
Total accounts receivable, net	524,818	765,027

Schedule of allowance for credit losses related to accounts receivable

	For the Year ended December 31,
	2023	2024
	RMB	RMB
Balance at beginning of year	6,249	49,132
Provision for expected credit losses	42,883	5,840
Balance at end of year	49,132	54,972